Leases and Contingencies - Schedule of Operating Leases (Details)	12 Months Ended
Dec. 31, 2019 USD ($)
Commitments And Contingencies Disclosure [Abstract]
Operating cash payment for operating leases	$ 2,606,034
Weighted average remaining lease term on operating leases	1 year 2 months 12 days
Weighted average discount rate on operating leases	4.95%